Related Party Transactions - Additional Information (Detail) (Bitcool Media) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Transactions with Third Party [Line Items]
Debt instrument, stated rate			3.00%	6.00%
Interest Income from related pary loan	$ 142	861
Loan maturity date	2014	2014